Offerings - Offering: 1	Dec. 10, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 792,000.00
Amount of Registration Fee	$ 109.38
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $792,000. The fee of $109.38 was previously paid - Accession No 0001104659-25-117784.